Vanguard® Short-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (99.1%)
	United States Treasury Note/Bond	4.000%	12/15/25	212,092	211,330
	United States Treasury Note/Bond	0.375%	12/31/25	292,864	280,646
	United States Treasury Note/Bond	2.625%	12/31/25	95,816	94,079
	United States Treasury Note/Bond	4.250%	12/31/25	280,659	280,308
	United States Treasury Note/Bond	3.875%	1/15/26	208,091	207,050
	United States Treasury Note/Bond	0.375%	1/31/26	340,054	324,805
	United States Treasury Note/Bond	2.625%	1/31/26	143,440	140,683
	United States Treasury Note/Bond	4.250%	1/31/26	335,433	335,119
	United States Treasury Note/Bond	1.625%	2/15/26	336,534	325,965
	United States Treasury Note/Bond	4.000%	2/15/26	191,287	190,600
	United States Treasury Note/Bond	6.000%	2/15/26	2,178	2,216
	United States Treasury Note/Bond	0.500%	2/28/26	404,380	385,804
	United States Treasury Note/Bond	2.500%	2/28/26	165,957	162,353
	United States Treasury Note/Bond	4.625%	2/28/26	347,002	348,249
	United States Treasury Note/Bond	4.625%	3/15/26	260,638	261,656
	United States Treasury Note/Bond	0.750%	3/31/26	321,458	306,842
	United States Treasury Note/Bond	2.250%	3/31/26	163,214	158,930
	United States Treasury Note/Bond	4.500%	3/31/26	331,038	331,866
	United States Treasury Note/Bond	3.750%	4/15/26	244,221	242,466
	United States Treasury Note/Bond	0.750%	4/30/26	365,968	348,356
	United States Treasury Note/Bond	2.375%	4/30/26	96,606	94,100
	United States Treasury Note/Bond	4.875%	4/30/26	337,573	340,316
	United States Treasury Note/Bond	1.625%	5/15/26	344,352	331,600
	United States Treasury Note/Bond	3.625%	5/15/26	244,372	242,195
	United States Treasury Note/Bond	0.750%	5/31/26	359,055	340,878
	United States Treasury Note/Bond	2.125%	5/31/26	154,012	149,271
	United States Treasury Note/Bond	4.875%	5/31/26	415,260	418,829
	United States Treasury Note/Bond	4.125%	6/15/26	192,917	192,525
	United States Treasury Note/Bond	0.875%	6/30/26	257,552	244,352
	United States Treasury Note/Bond	1.875%	6/30/26	112,060	108,033
	United States Treasury Note/Bond	4.625%	6/30/26	339,249	341,157
	United States Treasury Note/Bond	4.500%	7/15/26	217,636	218,486
	United States Treasury Note/Bond	0.625%	7/31/26	374,572	352,976
	United States Treasury Note/Bond	1.875%	7/31/26	161,013	154,950
	United States Treasury Note/Bond	4.375%	7/31/26	263,428	264,004
	United States Treasury Note/Bond	1.500%	8/15/26	308,360	294,628
	United States Treasury Note/Bond	4.375%	8/15/26	245,526	246,101
	United States Treasury Note/Bond	6.750%	8/15/26	128	133
	United States Treasury Note/Bond	0.750%	8/31/26	338,165	318,509
	United States Treasury Note/Bond	1.375%	8/31/26	146,217	139,272
	United States Treasury Note/Bond	3.750%	8/31/26	360,239	357,312
	United States Treasury Note/Bond	4.625%	9/15/26	266,896	268,731
	United States Treasury Note/Bond	0.875%	9/30/26	304,280	286,546
	United States Treasury Note/Bond	1.625%	9/30/26	38,935	37,183
	United States Treasury Note/Bond	3.500%	9/30/26	358,515	354,090
	United States Treasury Note/Bond	4.625%	10/15/26	198,902	200,363
	United States Treasury Note/Bond	1.125%	10/31/26	356,479	336,427
	United States Treasury Note/Bond	1.625%	10/31/26	131,025	124,904
	United States Treasury Note/Bond	4.125%	10/31/26	326,080	325,621
	United States Treasury Note/Bond	2.000%	11/15/26	247,492	237,399
	United States Treasury Note/Bond	4.625%	11/15/26	292,862	295,150
	United States Treasury Note/Bond	6.500%	11/15/26	118	123
	United States Treasury Note/Bond	1.250%	11/30/26	362,516	342,294
	United States Treasury Note/Bond	1.625%	11/30/26	148,949	141,711
[1]	United States Treasury Note/Bond	4.250%	11/30/26	250,000	250,352
	United States Treasury Note/Bond	4.375%	12/15/26	313,218	314,295
	United States Treasury Note/Bond	1.250%	12/31/26	338,925	319,331
	United States Treasury Note/Bond	1.750%	12/31/26	132,399	126,089
	United States Treasury Note/Bond	4.000%	1/15/27	295,195	294,088
	United States Treasury Note/Bond	1.500%	1/31/27	429,818	406,178
	United States Treasury Note/Bond	2.250%	2/15/27	279,949	268,707
	United States Treasury Note/Bond	4.125%	2/15/27	294,527	294,159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	6.625%	2/15/27	104	109
	United States Treasury Note/Bond	1.125%	2/28/27	87,822	82,141
	United States Treasury Note/Bond	1.875%	2/28/27	328,535	312,468
	United States Treasury Note/Bond	4.250%	3/15/27	303,117	303,638
	United States Treasury Note/Bond	0.625%	3/31/27	133,805	123,435
	United States Treasury Note/Bond	2.500%	3/31/27	286,796	276,400
	United States Treasury Note/Bond	4.500%	4/15/27	342,093	344,659
	United States Treasury Note/Bond	0.500%	4/30/27	190,319	174,469
	United States Treasury Note/Bond	2.750%	4/30/27	290,589	281,326
	United States Treasury Note/Bond	2.375%	5/15/27	309,444	296,728
	United States Treasury Note/Bond	4.500%	5/15/27	345,351	348,103
	United States Treasury Note/Bond	0.500%	5/31/27	191,267	174,800
	United States Treasury Note/Bond	2.625%	5/31/27	289,069	278,681
	United States Treasury Note/Bond	4.625%	6/15/27	343,018	346,984
	United States Treasury Note/Bond	0.500%	6/30/27	218,518	199,193
	United States Treasury Note/Bond	3.250%	6/30/27	249,807	244,460
	United States Treasury Note/Bond	4.375%	7/15/27	340,993	342,964
	United States Treasury Note/Bond	0.375%	7/31/27	234,233	212,200
	United States Treasury Note/Bond	2.750%	7/31/27	264,236	255,029
	United States Treasury Note/Bond	2.250%	8/15/27	253,757	241,624
	United States Treasury Note/Bond	3.750%	8/15/27	338,769	335,487
	United States Treasury Note/Bond	6.375%	8/15/27	20	21
	United States Treasury Note/Bond	0.500%	8/31/27	214,522	194,478
	United States Treasury Note/Bond	3.125%	8/31/27	248,175	241,699
	United States Treasury Note/Bond	3.375%	9/15/27	314,991	308,839
	United States Treasury Note/Bond	0.375%	9/30/27	240,612	216,701
	United States Treasury Note/Bond	4.125%	9/30/27	218,783	218,783
	United States Treasury Note/Bond	3.875%	10/15/27	326,221	324,080
	United States Treasury Note/Bond	0.500%	10/31/27	263,334	237,330
	United States Treasury Note/Bond	4.125%	10/31/27	216,319	216,387
	United States Treasury Note/Bond	2.250%	11/15/27	247,063	234,247
	United States Treasury Note/Bond	4.125%	11/15/27	330,000	330,103
	United States Treasury Note/Bond	0.625%	11/30/27	275,362	248,471
	United States Treasury Note/Bond	3.875%	11/30/27	238,003	236,367
Total U.S. Government and Agency Obligations (Cost $23,471,076)					23,495,095
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2]	Vanguard Market Liquidity Fund (Cost $57,858)	4.651%		578,622	57,856
Total Investments (99.4%) (Cost $23,528,934)					23,552,951
Other Assets and Liabilities—Net (0.6%)					151,302
Net Assets (100%)					23,704,253
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2024.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	23,495,095	—	23,495,095
Temporary Cash Investments	57,856	—	—	57,856
Total	57,856	23,495,095	—	23,552,951